LVIP Global Income Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.67%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 6.20% (LIBOR01M + 5.25%) 10/25/23	429,564	$ 420,436
Series 2014-C02 1M2 3.55% (LIBOR01M + 2.60%) 5/25/24	685,244	568,752
Series 2014-C03 1M2 3.95% (LIBOR01M + 3.00%) 7/25/24	647,039	588,806
Series 2014-C03 2M2 3.85% (LIBOR01M + 2.90%) 7/25/24	255,086	236,512
Series 2014-C04 1M2 5.85% (LIBOR01M + 4.90%) 11/25/24	283,332	269,608
Series 2014-C04 2M2 5.95% (LIBOR01M + 5.00%) 11/25/24	252,069	240,095
Series 2015-C01 1M2 5.25% (LIBOR01M + 4.30%) 2/25/25	270,146	248,534
Series 2015-C01 2M2 5.50% (LIBOR01M + 4.55%) 2/25/25	250,787	241,950
Series 2015-C02 1M2 4.95% (LIBOR01M + 4.00%) 5/25/25	445,488	399,825
Series 2015-C02 2M2 4.95% (LIBOR01M + 4.00%) 5/25/25	214,347	200,146
Series 2015-C03 1M2 5.95% (LIBOR01M + 5.00%) 7/25/25	152,636	145,004
Series 2015-C03 2M2 5.95% (LIBOR01M + 5.00%) 7/25/25	298,885	276,895
Series 2016-C01 2M2 7.90% (LIBOR01M + 6.95%) 8/25/28	300,797	288,766
Series 2016-C04 1M2 5.20% (LIBOR01M + 4.25%) 1/25/29	194,836	187,043
Series 2017-C01 1M2 4.50% (LIBOR01M + 3.55%) 7/25/29	462,149	427,488
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 3.15% (LIBOR01M + 2.20%) 2/25/24	86,641	85,774
Series 2014-DN2 M3 4.55% (LIBOR01M + 3.60%) 4/25/24	250,000	227,481
Series 2014-DN3 M3 4.95% (LIBOR01M + 4.00%) 8/25/24	151,728	144,000
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-HQ1 M3 5.05% (LIBOR01M + 4.10%) 8/25/24	361,899	$ 351,268
Series 2014-HQ2 M3 4.70% (LIBOR01M + 3.75%) 9/25/24	700,000	644,875
Series 2015-DN1 M3 5.10% (LIBOR01M + 4.15%) 1/25/25	537,220	476,474
Series 2015-DNA1 M3 4.25% (LIBOR01M + 3.30%) 10/25/27	250,000	240,000
Series 2015-DNA2 M3 4.85% (LIBOR01M + 3.90%) 12/25/27	750,000	735,000
Series 2015-DNA3 M2 3.80% (LIBOR01M + 2.85%) 4/25/28	171,072	158,444
Series 2015-HQ1 M3 4.75% (LIBOR01M + 3.80%) 3/25/25	497,591	447,519
Series 2015-HQ2 M3 4.20% (LIBOR01M + 3.25%) 5/25/25	250,000	194,372
Series 2015-HQA1 M3 5.65% (LIBOR01M + 4.70%) 3/25/28	243,837	224,940
Series 2015-HQA2 M2 3.75% (LIBOR01M + 2.80%) 5/25/28	78,105	74,979
Series 2016-DNA1 M3 6.50% (LIBOR01M + 5.55%) 7/25/28	500,000	477,500
Series 2016-DNA2 M3 5.60% (LIBOR01M + 4.65%) 10/25/28	443,948	421,750
Series 2016-HQA2 M2 3.20% (LIBOR01M + 2.25%) 11/25/28	41,935	41,316
Series 2016-HQA2 M3 6.10% (LIBOR01M + 5.15%) 11/25/28	250,000	193,844
Series 2017-DNA1 M2 4.20% (LIBOR01M + 3.25%) 7/25/29	500,000	423,858
Series 2017-DNA2 M2 4.40% (LIBOR01M + 3.45%) 10/25/29	650,000	578,500
Series 2017-DNA3 M2 3.45% (LIBOR01M + 2.50%) 3/25/30	500,000	405,804
Series 2017-HQA1 M2 4.50% (LIBOR01M + 3.55%) 8/25/29	715,000	603,234
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-HQA3 M2 3.30% (LIBOR01M + 2.35%) 4/25/30	306,688	$ 230,016
Total Agency Collateralized Mortgage Obligations (Cost $14,201,925)		12,120,808
AGENCY MORTGAGE-BACKED SECURITIES–0.75%
•Fannie Mae ARM
3.56% (LIBOR06M + 1.56%) 11/1/34	16,055	16,173
3.63% (LIBOR12M + 1.38%) 9/1/33	77,707	78,335
3.67% (LIBOR12M + 1.66%) 2/1/35	12,001	12,102
3.74% (LIBOR12M + 1.41%) 11/1/37	19,234	19,153
3.75% (LIBOR12M + 1.75%) 3/1/35	18,551	18,718
3.88% (LIBOR12M + 1.86%) 1/1/37	3,447	3,494
3.96% (H15T1Y + 2.14%) 7/1/34	21,980	22,499
4.00% (H15T1Y + 2.00%) 9/1/34	48,008	48,484
4.00% (LIBOR12M + 1.96%) 1/1/37	57,553	58,825
4.10% (H15T1Y + 2.12%) 10/1/32	23,030	23,314
4.10% (LIBOR12M + 1.34%) 10/1/37	12,614	12,508
4.18% (LIBOR12M + 1.56%) 10/1/35	83,325	84,186
4.25% (LIBOR12M + 1.93%) 8/1/36	15,264	15,437
4.53% (LIBOR12M + 1.56%) 4/1/38	29,089	29,357
4.58% (H15T1Y + 2.21%) 9/1/33	33,901	34,152
4.61% (LIBOR12M + 1.83%) 6/1/36	18,757	18,983
4.66% (H15T1Y + 2.26%) 6/1/35	229,087	230,877
4.67% (LIBOR12M + 1.80%) 5/1/36	3,256	3,289
4.72% (LIBOR12M + 1.84%) 5/1/38	13,512	13,616
4.77% (H15T1Y + 2.21%) 4/1/34	127,503	129,924
•Fannie Mae Connecticut Avenue Securities
3.15% (LIBOR01M + 2.20%) 1/25/30	472,295	417,391
3.95% (LIBOR01M + 3.00%) 10/25/29	400,000	354,250
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae Connecticut Avenue Securities (continued)
5.20% (LIBOR01M + 4.25%) 4/25/29	140,000	$ 134,225
5.30% (LIBOR01M + 4.35%) 5/25/29	330,501	316,351
5.40% (LIBOR01M + 4.45%) 1/25/29	236,147	225,373
Fannie Mae S.F. 15 yr TBA 2.50% 4/1/35	2,340,000	2,428,024
•Freddie Mac ARM
3.59% (LIBOR06M + 1.60%) 1/1/36	6,365	6,457
3.96% (H15T1Y + 2.28%) 1/1/35	82,667	83,670
4.05% (H15T1Y + 2.25%) 10/1/34	5,890	5,947
4.14% (LIBOR12M + 2.06%) 11/1/36	8,915	9,105
4.16% (H15T1Y + 2.41%) 11/1/33	8,356	8,521
4.17% (H15T1Y + 2.25%) 3/1/34	7,719	7,832
4.30% (LIBOR12M + 1.90%) 5/1/38	12,828	12,893
4.38% (H15T1Y + 2.26%) 1/1/35	86,441	87,150
4.46% (H15T1Y + 2.37%) 8/1/31	13,292	13,502
4.71% (LIBOR12M + 1.83%) 4/1/38	30,509	30,879
4.74% (LIBOR12M + 1.87%) 5/1/38	280,609	283,443
4.75% (H15T1Y + 2.44%) 4/1/30	35,218	35,542
4.83% (H15T1Y + 2.45%) 7/1/36	61,198	62,015
Freddie Mac REMICs REMIC 3.50% 3/15/43	49,326	51,408
Total Agency Mortgage-Backed Securities (Cost $5,647,344)		5,447,404
CORPORATE BONDS–6.51%
Australia–0.28%
Westpac Banking
2.10% 2/25/21	1,500,000	1,511,216
2.25% 11/9/20	500,000	503,661
		2,014,877
Brazil–0.03%
Braskem Netherlands Finance BV 4.50% 1/31/30	300,000	233,700
		233,700

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Canada–0.10%
Canadian Natural Resources 2.95% 1/15/23		300,000	$ 259,884
Royal Bank of Canada 2.10% 10/14/20		500,000	498,898
			758,782
Chile–0.02%
Cencosud 4.38% 7/17/27		200,000	164,029
			164,029
China–0.20%
Baidu 4.38% 5/14/24		400,000	422,496
CNAC HK Finbridge 3.88% 6/19/29		200,000	207,531
Industrial & Commercial Bank of China 2.96% 11/8/22		300,000	312,771
State Grid Overseas Investment 2016 2.75% 5/4/22		300,000	303,636
Tencent Holdings 2.99% 1/19/23		200,000	203,948
			1,450,382
Denmark–0.06%
Jyske Realkredit 1.00% 4/1/26	DKK	1,700,000	261,886
Realkredit Danmark 1.00% 4/1/27	DKK	1,020,000	157,078
			418,964
France–0.80%
Dexia Credit Local 2.38% 9/20/22		300,000	311,241
Total Capital International 2.83% 1/10/30		5,445,000	5,513,939
			5,825,180
Germany–0.11%
Bayer US Finance II 3.88% 12/15/23		200,000	204,645
•Deutsche Bank 3.00% (LIBOR03M + 1.31%) 8/20/20		600,000	592,123
			796,768
Ireland–0.04%
Ardagh Packaging Finance 4.25% 9/15/22		300,000	299,625
			299,625
Italy–0.09%
Banca Monte dei Paschi di Siena S.p.A. 2.88% 4/16/21	EUR	600,000	679,102
			679,102
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Luxembourg–0.03%
Altice Financing 7.50% 5/15/26	200,000	$ 194,500
		194,500
Malaysia–0.03%
TNB Global Ventures Capital 3.24% 10/19/26	200,000	201,370
		201,370
Mexico–0.02%
Mexico City Airport Trust 5.50% 7/31/47	200,000	168,778
		168,778
Netherlands–0.02%
InterGen 7.00% 6/30/23	200,000	176,000
		176,000
Norway–0.02%
Aker BP 4.75% 6/15/24	200,000	167,807
		167,807
Philippines–0.03%
BDO Unibank 2.95% 3/6/23	200,000	198,015
		198,015
Republic of Korea–0.04%
Harvest Operations 4.20% 6/1/23	100,000	107,448
Korea East-West Power 3.88% 7/19/23	200,000	212,849
		320,297
Russia–0.03%
Russian Railways Via RZD Capital 5.70% 4/5/22	200,000	204,900
		204,900
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	99,164	744
		744
Switzerland–0.03%
Glencore Funding 3.00% 10/27/22	200,000	182,850
		182,850
United Arab Emirates–0.78%
DAE Funding 4.00% 8/1/20	300,000	294,000
MDGH - GMTN B.V. 2.88% 11/7/29	5,672,000	5,335,423
		5,629,423

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United Kingdom–0.87%
Avon Products 7.00% 3/15/23	200,000	$ 164,266
BAT Capital 2.76% 8/15/22	200,000	196,977
μHSBC Holdings 4.58% 6/19/29	5,200,000	5,534,835
μStandard Chartered 3.89% 3/15/24	400,000	405,211
		6,301,289
United States–2.88%
AbbVie 2.30% 11/21/22	300,000	299,724
Allergan Finance 3.45% 3/15/22	600,000	622,876
Amazon.com 2.40% 2/22/23	300,000	312,001
Amgen 2.20% 5/11/20	300,000	299,979
Anthem 2.50% 11/21/20	500,000	498,200
AT&T 3.95% 1/15/25	400,000	421,448
μBank of America 3.55% 3/5/24	500,000	518,299
•Bank of New York Mellon 2.56% (LIBOR03M + 0.87%) 8/17/20	500,000	500,069
Bausch Health 5.50% 3/1/23	300,000	294,000
Biogen 2.90% 9/15/20	700,000	702,031
Bristol-Myers Squibb
2.25% 8/15/21	400,000	402,282
2.75% 2/15/23	200,000	206,731
BWAY Holding 5.50% 4/15/24	300,000	276,000
Calpine 5.50% 2/1/24	300,000	285,000
Capital One Financial 2.50% 5/12/20	1,000,000	999,570
CCO Holdings Capital 4.00% 3/1/23	300,000	298,875
Centene 4.75% 1/15/25	300,000	303,750
Cigna 3.75% 7/15/23	67,000	68,962
μCitibank 3.17% 2/19/22	250,000	251,461
Clear Channel Worldwide Holdings 9.25% 2/15/24	200,000	172,000
Cloud Crane 10.13% 8/1/24	200,000	157,500
CNH Industrial Capital 3.88% 10/15/21	400,000	397,842
CommScope 5.50% 6/15/24	200,000	184,700
Community Health Systems 8.13% 6/30/24	100,000	69,288
Crestwood Midstream Partners 6.25% 4/1/23	300,000	168,060
Crown Americas/ Crown Americas CapitalIV 4.50% 1/15/23	200,000	204,802
CVS Health
2.80% 7/20/20	300,000	300,056
3.70% 3/9/23	200,000	208,198
DISH DBS
5.88% 7/15/22	100,000	97,382
5.88% 11/15/24	200,000	194,766
Dollar Tree 3.70% 5/15/23	500,000	507,959
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Dominion Energy 2.58% 7/1/20	400,000	$ 399,521
EnLink Midstream Partners 4.40% 4/1/24	300,000	151,410
Enterprise Products Operating 3.75% 2/15/25	300,000	298,378
FedEx 4.00% 1/15/24	300,000	313,032
FirstCash 5.38% 6/1/24	200,000	191,500
Fiserv 2.70% 6/1/20	600,000	598,132
General Electric 3.10% 1/9/23	400,000	406,250
Goldman Sachs Group
•1.94% (LIBOR03M + 1.20%) 9/15/20	200,000	199,855
2.63% 4/25/21	300,000	300,223
Gray Television 5.13% 10/15/24	200,000	193,250
HCA 5.88% 5/1/23	100,000	104,387
Jackson National Life Global Funding
2.25% 4/29/21	500,000	496,904
3.30% 2/1/22	100,000	102,004
JPMorgan Chase & Co.
2.40% 6/7/21	200,000	200,957
3.38% 5/1/23	300,000	313,058
Kroger 2.60% 2/1/21	300,000	300,046
Marsh & McLennan Companies 3.50% 12/29/20	100,000	100,741
Metropolitan Life Global Funding I
3.38% 1/11/22	200,000	203,050
3.88% 4/11/22	300,000	315,051
Morgan Stanley 2.80% 6/16/20	400,000	399,944
MPT Operating Partnership 6.38% 3/1/24	200,000	200,000
Netflix 5.75% 3/1/24	200,000	210,002
Nexstar Broadcasting 5.63% 8/1/24	300,000	282,372
Occidental Petroleum 4.85% 3/15/21	160,000	134,032
OI European Group 4.00% 3/15/23	100,000	95,000
Owens-Brockway Glass Container
5.00% 1/15/22	100,000	101,015
5.38% 1/15/25	200,000	190,000
5.88% 8/15/23	100,000	98,000
Party City Holdings 6.13% 8/15/23	100,000	23,000
Protective Life Global Funding 2.26% 4/8/20	400,000	399,856
PSEG Power 3.00% 6/15/21	500,000	501,429
Reynolds Group Issuer 5.13% 7/15/23	200,000	198,498
Sabine Pass Liquefaction 5.63% 2/1/21	300,000	295,144

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
‡Sanchez Energy 7.75% 6/15/21	150,000	$ 495
Simon Property Group 3.38% 10/1/24	300,000	298,837
Southern 2.35% 7/1/21	400,000	401,016
Sprint Spectrum 3.36% 3/20/23	75,000	74,625
TPC Group 10.50% 8/1/24	200,000	163,800
Univision Communications 5.13% 2/15/25	300,000	255,750
VICI Properties 3.50% 2/15/25	300,000	277,125
WMG Acquisition 5.00% 8/1/23	200,000	198,500
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	700,000
		20,910,000
Total Corporate Bonds (Cost $48,408,881)		47,297,382
MUNICIPAL BONDS–0.59%
City & County Honolulu Wastewater System Revenue (Refunding Taxable Junior Second Bond) B 2.23% 7/1/24	125,000	128,480
Massachusetts State College Building Authority (Revenue Refunding Taxable Series C) Series C 2.26% 5/1/26	135,000	138,252
New York State Urban Development (State of New York Sales Tax Revenue) Series B 2.25% 3/15/26	1,065,000	1,077,258
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	91,915
Senior Series A-T 2.63% 8/1/22	300,000	309,123
State of California (Taxable Construction Group A) GO 2.38% 10/1/26	940,000	968,632
State of New York (Refunding Taxable) GO Series B 2.12% 2/15/25	940,000	969,272
State of Oregon Department of Transportation (Highway User Tax Revenue Refunding Taxable Senior Lien Series B) Series B 2.18% 11/15/25	185,000	191,518
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	$ 186,889
Texas State University System (Financing Revenue Refunding Taxable System Series B) Series B 2.35% 3/15/26	250,000	252,462
Total Municipal Bonds (Cost $4,217,426)		4,313,801
NON-AGENCY ASSET-BACKED SECURITIES–3.15%
•American Express Credit Account Master Trust Series 2018-9 A 1.08% (LIBOR01M + 0.38%) 4/15/26	750,000	709,557
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	318,592	309,698
•Ares European CLO 0.92% (EURIBOR03M + 0.92%) 4/17/32	250,000	248,531
•Atrium XII Series 12A AR 2.63% (LIBOR03M + 0.83%) 4/22/27	250,000	244,287
•Atrium XIV Series 14A B 3.54% (LIBOR03M + 1.70%) 8/23/30	300,000	276,155
•Avoca CLO XVII Designated Activity Series 17A B1R 1.70% (EURIBOR03M + 1.70%) 10/15/32	250,000	222,667
•BCC Middle Market CLO Series 2018-1A A2 3.97% (LIBOR03M + 2.15%) 10/20/30	250,000	216,429
•Blackrock European CLO IX Series 9A A 0.90% (EURIBOR03M + 0.90%) 12/15/32	250,000	247,279
•BlueMountain CLO
Series 2018-1A B 3.47% (LIBOR03M + 1.70%) 7/30/30	272,725	242,800
Series 2018-3A B 3.56% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,070,633
•BlueMountain CLO XXIII Series 2018-23A B 3.52% (LIBOR03M + 1.70%) 10/20/31	500,000	445,282
•BlueMountain Fuji EUR CLO
Series 5A A 0.91% (EURIBOR03M + 0.91%) 1/15/33	500,000	515,473

LVIP Global Income Fund–5

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BlueMountain Fuji EUR CLO (continued)
Series 5A B 1.55% (EURIBOR03M + 1.55%) 1/15/33	250,000	$ 235,802
Capital One Multi-Asset Execution Trust Series 2017-A6 A6 2.29% 7/15/25	600,000	591,911
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 4.03% (LIBOR03M + 2.20%) 10/15/31	250,000	212,857
•Catamaran CLO Series 2014-2A BR 4.77% (LIBOR03M + 2.95%) 10/18/26	606,600	565,173
•Colombia Cent CLO Series 2018-27A A2A 3.39% (LIBOR03M + 1.60%) 10/25/28	384,615	353,529
•Discover Card Execution Note Trust Series 2017-A1 A1 1.19% (LIBOR01M + 0.49%) 7/15/24	750,000	736,671
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 3.23% (LIBOR03M + 1.40%) 10/15/30	1,000,000	934,242
Series 2016-45A BR 3.53% (LIBOR03M + 1.70%) 10/15/30	1,000,000	917,580
•Dunedin Park
Series 1A A1 1.07% (EURIBOR03M + 1.07%) 10/22/32	250,000	256,424
Series 1A A2A 1.75% (EURIBOR03M + 1.75%) 10/22/32	250,000	230,837
•Eaton Vance CLO Series 2014-1RA C 3.93% (LIBOR03M + 2.10%) 7/15/30	250,000	220,073
•Euro-Galaxy Series 2013-3A B2ER 1.50% (EURIBOR03M + 1.50%) 1/17/31	250,000	242,352
•Holland Park CLO DAC Series 1A A1RR 0.92% (EURIBOR03M + 0.92%) 11/14/32	700,000	696,453
•Invitation Homes Trust
Series 2018-SFR3 A 1.80% (LIBOR01M + 1.00%) 7/17/37	505,027	468,391
Series 2018-SFR4 A 1.90% (LIBOR01M + 1.10%) 1/17/38	173,734	173,472
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•LCM XXII Series 22A A2R 3.27% (LIBOR03M + 1.45%) 10/20/28	500,000	$ 459,102
•Long Point Park CLO Series 2017-1A B 3.54% (LIBOR03M + 1.70%) 1/17/30	300,000	259,133
•Madison Park Euro Funding XIV DAC Series 14A A1N 1.12% (EURIBOR03M + 1.12%) 7/15/32	250,000	253,584
•Madison Park Funding XIV Series 2014-14A BRR 3.50% (LIBOR03M + 1.70%) 10/22/30	250,000	229,377
•Madison Park Funding XXII Series 2016-22A CR 3.66% (LIBOR03M + 2.00%) 1/15/33	250,000	199,482
•Madison Park Funding XXIX Series 2018-29A B 3.57% (LIBOR03M + 1.75%) 10/18/30	1,000,000	877,150
•Mill City Mortgage Loan Trust
Series 2016-1 A1 2.50% 4/25/57	185,154	183,586
Series 2017-3 A1 2.75% 1/25/61	332,179	331,662
Series 2018-1 A1 3.25% 5/25/62	382,930	378,151
Series 2018-2 A1 3.50% 5/25/58	153,193	155,400
Series 2018-4 A1B 3.50% 4/25/66	370,000	365,787
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 3.53% (LIBOR03M + 1.70%) 1/15/30	300,000	253,122
•Octagon Investment Partners 31 Series 2017-1A C 4.22% (LIBOR03M + 2.40%) 7/20/30	65,415	58,865
•Octagon Investment Partners 35 Series 2018-1A A1B 2.92% (LIBOR03M + 1.10%) 1/20/31	250,000	236,749
Progress Residential Trust
Series 2017-SFR1 A 2.77% 8/17/34	199,161	196,565
Series 2018-SFR2 A 3.71% 8/17/35	140,000	137,826
•RAAC Trust Series 2004-SP1 AII 1.65% (LIBOR01M + 0.70%) 3/25/34	82,155	77,279

LVIP Global Income Fund–6

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO
Series 2A A 1.11% (EURIBOR03M + 1.11%) 10/26/32	250,000	$ 251,764
Series 2A B1 1.85% (EURIBOR03M + 1.85%) 10/26/32	250,000	222,634
Towd Point Mortgage Trust
Series 2015-1 AE 3.00% 10/25/53	95,257	94,949
•Series 2015-2 2A1 3.75% 11/25/57	20,761	20,776
•Series 2015-3 A1A 3.50% 3/25/54	86,988	86,982
•Series 2015-3 A1B 3.00% 3/25/54	46,750	46,595
•Series 2016-1 A1 3.50% 2/25/55	455,396	457,215
•Series 2016-3 A1 2.25% 4/25/56	396,782	392,547
•Series 2016-4 A1 2.25% 7/25/56	580,099	563,011
•Series 2016-5 A1 2.50% 10/25/56	256,436	251,952
•Series 2017-1 A1 2.75% 10/25/56	537,451	537,667
•Series 2017-2 A1 2.75% 4/25/57	546,182	535,040
•Series 2017-4 A1 2.75% 6/25/57	577,880	559,572
•Series 2017-5 A1 1.55% (LIBOR01M + 0.60%) 2/25/57	127,176	122,708
•Series 2018-1 A1 3.00% 1/25/58	137,200	137,820
•Series 2018-3 A1 3.75% 5/25/58	469,901	469,373
•Series 2018-4 A1 3.00% 6/25/58	348,874	342,210
•Series 2018-5 A1A 3.25% 7/25/58	146,461	146,256
•Series 2018-6 A1A 3.75% 3/25/58	242,108	248,491
•Series 2019-1 A1 3.75% 3/25/58	96,240	98,799
•Webster Park CLO Series 2015-1A A2R 3.42% (LIBOR03M + 1.60%) 7/20/30	250,000	219,079
•West CLO
Series 2014-1A A2R 3.17% (LIBOR03M + 1.35%) 7/18/26	310,000	300,659
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•West CLO (continued)
Series 2014-1A BR 3.67% (LIBOR03M + 1.85%) 7/18/26	560,000	$ 523,503
Total Non-Agency Asset-Backed Securities (Cost $24,492,055)		22,866,980
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.55%
BRAVO Residential Funding Trust
Series 2019-1 A1C 3.50% 3/25/58	218,070	225,689
•Series 2019-2 A3 3.50% 10/25/44	359,906	358,319
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 3.76% 7/25/34	45,914	41,266
•CIM Trust
Series 2018-INV1 A4 4.00% 8/25/48	265,529	262,919
Series 2019-INV2 A3 4.00% 5/25/49	404,361	406,910
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	77,029	76,293
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.11% 4/19/34	120,307	107,737
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.55% 3/25/35	190,599	172,338
•JP Morgan Mortgage Trust Series 2004-A1 5A1 3.97% 2/25/34	122,966	117,162
•Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-A 1A 1.69% (LIBOR01M + 0.74%) 3/25/28	20,354	18,393
•Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A2 4.00% 10/25/34	176,924	164,299
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 3.83% 11/25/34	98,867	90,365
•New York Mortgage Trust Series 2005-3 M1 1.62% (LIBOR01M + 0.68%) 2/25/36	12,716	11,013
•Provident Funding Mortgage Trust
Series 2019-1 A3 3.00% 12/25/49	273,639	271,278
Series 2020-1 A3 3.00% 2/25/50	277,303	283,205

LVIP Global Income Fund–7

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2016-2 A4 3.50% 8/25/46	397,064	$ 399,036
•Sequoia Mortgage Trust Series 2004-10 A2 1.41% (LIBOR01M + 0.64%) 11/20/34	207,180	175,579
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 3.83% 9/25/34	103,774	99,448
•Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1A 1.45% (LIBOR01M + 0.70%) 2/19/35	196,705	164,827
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 1.45% (LIBOR01M + 0.70%) 1/19/34	169,023	150,691
♦•WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 1.22% (LIBOR01M + 0.27%) 12/25/45	188,495	167,710
Series 2005-AR8 2AB2 2.47% (LIBOR01M + 0.84%) 7/25/45	79,292	65,083
•Wells Fargo Mortgage-Backed Securities Trust Series 2018-1 A3 3.50% 7/25/47	192,623	190,062
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,173,080)		4,019,622
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.34%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	284,769
*•BANK Series 2018-BN13 XA 0.51% 8/15/61	8,430	255
•BX Commercial Mortgage Trust
Series 2018-IND A 1.45% (LIBOR01M + 0.75%) 11/15/35	169,637	160,307
Series 2019-XL A 1.62% (LIBOR01M + 0.92%) 10/15/36	964,955	917,913
Series 2020-BXLP A 1.50% (LIBOR01M + 0.80%) 12/15/36	390,000	361,725
•COMM Mortgage Trust Series 2014-277P A 3.61% 8/10/49	170,000	174,605
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Commercial Mortgage Trust
Series 2006-GG7 AJ 5.51% 7/10/38	151,000	$ 137,054
Series 2006-GG7 AM 5.51% 7/10/38	39,872	39,612
•GE Commercial Mortgage Series 2007-C1 AM 5.61% 12/10/49	37,673	33,906
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	378,677
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,588,607)		2,488,823
LOAN AGREEMENTS–0.62%
•Adient US 5.74% (LIBOR03M + 4.00%) 5/6/24	128,703	111,328
•Allegiant Travel Company 6.24% (LIBOR03M + 4.50%) 2/5/24	76,986	59,664
•Alliant Holdings Intermediate 3.99% (LIBOR01M + 3.00%) 5/9/25	77,883	70,562
•Altra Industrial Motion 2.99% (LIBOR01M + 2.00%) 10/1/25	27,699	24,072
•Aramark Services 2.74% (LIBOR01M + 1.75%) 1/15/27	80,000	74,000
∞•Arconic Rolled Products Corporation 0.00% 2/4/27	30,000	27,000
•AssuredPartners 4.49% (LIBOR01M + 3.25%) 2/12/27	30,000	26,025
•Asurion 3.99% (LIBOR01M + 3.00%) 11/3/23	160,000	152,000
•Avis Budget Car Rental 4.50% (LIBOR01M + 2.00%) 2/13/25	201,324	161,396
∞•Banijay Entertainment 0.00% 3/4/25	20,000	17,600
•Bass Pro Group 6.07% (LIBOR01M + 5.00%) 9/25/24	99,670	83,225
•Bausch Health Companies
3.36% (LIBOR01M + 2.75%) 11/27/25	85,000	80,325
3.61% (LIBOR01M + 3.00%) 6/2/25	48,629	46,016
•Berry Global 2.86% (LIBOR01M + 2.00%) 7/1/26	69,824	65,984

LVIP Global Income Fund–8

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Buckeye Partners 4.27% (LIBOR01M + 2.75%) 11/1/26	99,057	$ 90,340
•Caesars Resort Collection 3.74% (LIBOR01M + 2.75%) 12/23/24	69,821	56,136
•Champ Acquisition Corporation 6.57% (LIBOR06M + 5.50%) 12/19/25	19,873	15,169
•CommScope 4.24% (LIBOR01M + 3.25%) 4/6/26	75,803	71,255
•CSC Holdings 2.86% (LIBOR01M + 2.25%) 7/17/25	80,756	76,853
•Cushman & Wakefield U.S. Borrower 3.74% (LIBOR01M + 2.75%) 8/21/25	30,000	26,175
•Diamond Sports Group 4.18% (LIBOR01M + 3.25%) 8/24/26	56,605	43,586
•Dynasty Acquisition
4.95% (LIBOR03M + 3.50%) 4/6/26	19,511	15,438
4.95% (LIBOR03M + 3.50%) 4/6/26	10,490	8,300
•EFS Cogen Holdings I 4.71% (LIBOR03M + 3.25%) 6/28/23	13,785	11,786
•Eldorado Resorts 3.25% (LIBOR06M + 2.25%) 4/17/24	86,843	75,988
•Fieldwood Energy 1st Lien 7.03% (LIBOR03M + 5.25%) 4/11/22	205,792	64,310
•Global Tel*Link Corporation 5.70% (LIBOR03M + 4.25%) 11/29/25	25,535	21,449
•Go Daddy Operating Company 2.74% (LIBOR01M + 1.75%) 2/15/24	119,204	113,393
•Gray Television 3.77% (LIBOR01M + 2.25%) 2/7/24	168,607	157,226
•Grifols Worldwide Operations USA 2.68% (LIBOR01W + 2.00%) 11/15/27	29,925	28,204
•Harbor Freight Tools USA 3.49% (LIBOR01M + 2.50%) 8/18/23	99,745	90,169
•Hertz Corporation, (The) 3.74% (LIBOR01M + 2.75%) 6/30/23	33,375	23,446
•IQVIA
2.74% (LIBOR01M + 1.75%) 1/17/25	191,684	172,835
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•IQVIA (continued)
3.20% (LIBOR03M + 1.75%) 6/11/25	57,482	$ 54,608
•JBS USA Lux S.A. Tranche B 1st Lien 3.07% (LIBOR06M + 2.00%) 5/1/26	168,452	156,780
•Kestrel Bidco 4.00% (LIBOR01M + 3.00%) 12/11/26	29,925	22,743
•LegalZoom.com 5.49% (LIBOR01M + 4.50%) 11/21/24	35,264	30,415
•Mediacom Illinois 2.37% (LIBOR01W + 1.75%) 2/15/24	359,706	345,318
•Mission Broadcasting 3.83% (LIBOR01M + 2.25%) 1/17/24	33,773	31,409
•MKS Instruments 2.74% (LIBOR01M + 1.75%) 2/2/26	25,285	22,608
•Navicure 4.99% (LIBOR01M + 4.00%) 10/22/26	30,000	27,450
•Navistar International Corporation 4.28% (LIBOR01M + 3.50%) 11/6/24	125,978	108,341
•Nexstar Broadcasting
3.19% (LIBOR01M + 2.25%) 1/17/24	130,947	121,781
4.33% (LIBOR01M + 2.75%) 9/18/26	21,140	19,597
•ON Semiconductor Corporation 2.99% (LIBOR01M + 2.00%) 9/19/26	137,735	128,782
•Onsite Rental Group Pty
5.50% (LIBOR01M + 4.50%) 10/26/22	88,583	79,724
6.10% (LIBOR06M + 6.10%) 10/26/23	121,112	106,578
•Oxbow Carbon 4.74% (LIBOR01M + 3.75%) 1/4/23	35,967	30,572
•Panther BF Aggregator 2 4.44% (LIBOR01M + 3.50%) 4/30/26	99,500	90,545
•Phoenix Guarantor 4.11% (LIBOR01M + 3.25%) 3/5/26	30,000	27,075
•Playtika Holding 7.07% (LIBOR06M + 6.00%) 12/10/24	19,750	18,335
•Prime Security Services Borrower 4.61% (LIBOR01M + 2.75%) 9/23/26	124,688	111,346

LVIP Global Income Fund–9

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Russell Investment US Institutional Term Loan 3.82% (LIBOR06M + 2.75%) 6/1/23		115,125	$ 105,340
•Securus Technologies Holdings 5.50% (LIBOR06M + 4.50%) 11/1/24		29,695	22,865
•Staples 6.52% (LIBOR01M + 5.00%) 4/16/26		19,463	15,279
•Syneos Health 2.74% (LIBOR01M + 1.75%) 8/1/24		232,773	223,462
•Thor Industries 5.38% (LIBOR01M + 3.75%) 2/1/26		198,095	168,381
•Tibco Software 5.16% (LIBOR01M + 4.00%) 6/30/26		129,350	121,589
•Verscend Holding 5.49% (LIBOR01M + 4.50%) 8/27/25		20,000	18,800
•Wand NewCo 3 4.07% (LIBOR06M + 3.00%) 2/5/26		53,062	47,226
•WEX 3.24% (LIBOR01M + 2.25%) 5/15/26		91,741	79,080
•Whatabrands 3.77% (LIBOR01M + 2.75%) 8/2/26		19,950	16,367
Total Loan Agreements (Cost $5,139,735)			4,513,651
ΔSOVEREIGN BONDS–51.11%
Angola–0.01%
Angolan Government International Bond 8.25% 5/9/28		200,000	80,562
			80,562
Australia–2.14%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	2,874,311
3.25% 4/21/25	AUD	7,400,000	5,194,036
4.75% 4/21/27	AUD	7,000,000	5,556,987
5.75% 5/15/21	AUD	3,000,000	1,958,653
			15,583,987
Brazil–0.85%
≠Brazil Letras do Tesouro Nacional
3.86% 10/1/20	BRL	10,660,000	2,018,064
5.23% 1/1/22	BRL	10,650,000	1,907,544
5.53% 7/1/20	BRL	10,250,000	1,956,572
5.58% 4/1/20	BRL	350,000	67,358
5.75% 4/1/21	BRL	170,000	31,613
5.85% 7/1/21	BRL	60,000	11,037
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/21	BRL	962,000	198,247
			6,190,435
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Byelorussian Ssr–0.03%
Republic of Belarus International Bond 7.63% 6/29/27		200,000	$ 200,356
			200,356
Canada–1.48%
Canadian Government Bond
1.50% 6/1/26	CAD	9,550,000	7,140,954
5.00% 6/1/37	CAD	3,170,000	3,599,695
			10,740,649
Colombia–0.05%
Colombia Government International Bond
5.00% 6/15/45		200,000	205,000
9.85% 6/28/27	COP	700,000,000	190,196
			395,196
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	135,115
			135,115
France–3.40%
French Republic Government Bond O.A.T.
0.50% 5/25/25	EUR	2,000,000	2,302,604
1.25% 5/25/36	EUR	3,000,000	3,750,773
1.25% 5/25/36	EUR	500,000	625,129
1.50% 5/25/31	EUR	14,130,000	18,039,209
			24,717,715
Gabon–0.02%
Gabon Government International Bond 6.63% 2/6/31		200,000	122,767
			122,767
Germany–2.53%
∞Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,420,824
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	3,650,000	4,358,337
2.50% 7/4/44	EUR	1,250,000	2,241,475
4.00% 1/4/37	EUR	2,250,000	4,281,234
4.25% 7/4/39	EUR	1,500,000	3,093,352
			18,395,222
Ghana–0.24%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	29,130
16.50% 3/22/21	GHS	150,000	25,983
17.60% 11/28/22	GHS	50,000	7,940
18.25% 9/21/20	GHS	100,000	17,627
18.75% 1/24/22	GHS	1,280,000	215,541
19.00% 11/2/26	GHS	3,850,000	593,246

LVIP Global Income Fund–10

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ghana (continued)
Ghana Government Bonds (continued)
19.75% 3/25/24	GHS	1,280,000	$ 208,629
19.75% 3/15/32	GHS	3,850,000	593,675
24.50% 6/21/21	GHS	50,000	9,265
24.75% 3/1/21	GHS	150,000	27,736
24.75% 7/19/21	GHS	150,000	27,855
			1,756,627
India–0.59%
India Government Bonds
8.13% 9/21/22	INR	294,000,000	4,140,804
8.83% 11/25/23	INR	11,060,000	160,830
			4,301,634
Indonesia–0.68%
Indonesia Treasury Bond
7.00% 5/15/27	IDR	73,875,000,000	4,312,796
8.25% 7/15/21	IDR	1,070,000,000	67,674
8.38% 3/15/24	IDR	1,025,000,000	65,339
10.00% 2/15/28	IDR	7,040,000,000	477,105
			4,922,914
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		250,000	190,050
			190,050
Italy–5.51%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	3,500,000	3,852,983
0.35% 2/1/25	EUR	3,250,000	3,487,959
0.95% 3/1/23	EUR	5,000,000	5,577,473
1.45% 5/15/25	EUR	7,500,000	8,466,132
2.00% 2/1/28	EUR	7,500,000	8,726,989
2.95% 9/1/38	EUR	6,750,000	8,345,474
4.75% 9/1/44	EUR	1,000,000	1,591,288
			40,048,298
Japan–14.10%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,655,000,000	25,027,496
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,925,000,000	17,645,013
1.50% 3/20/34	JPY	1,035,000,000	11,281,091
1.60% 6/20/30	JPY	150,000,000	1,616,122
1.90% 6/20/25	JPY	456,000,000	4,689,389
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,050,000,000	9,526,608
1.70% 9/20/44	JPY	1,295,000,000	15,786,414
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	550,000,000	5,129,463
^Japan Treasury Discount Bill
0.00% 4/6/20	JPY	256,400,000	2,384,599
0.00% 5/7/20	JPY	337,700,000	3,141,337
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
^Japan Treasury Discount Bill (continued)
0.00% 5/11/20	JPY	55,000,000	$ 511,630
0.00% 5/20/20	JPY	5,000,000	46,514
0.00% 5/25/20	JPY	143,800,000	1,337,793
0.00% 7/10/20	JPY	76,900,000	715,606
0.00% 8/11/20	JPY	207,000,000	1,926,650
0.00% 9/10/20	JPY	63,000,000	586,481
0.00% 9/23/20	JPY	59,000,000	549,292
0.01% 4/10/20	JPY	63,850,000	593,834
			102,495,332
Kazakhstan–0.03%
Kazakhstan Government International Bond 4.88% 10/14/44		200,000	224,870
			224,870
Kuwait–0.71%
Kuwait International Government Bond 3.50% 3/20/27		5,000,000	5,188,640
			5,188,640
Malaysia–0.83%
Malaysia Government Bonds
3.90% 11/30/26	MYR	11,000,000	2,632,025
3.90% 11/16/27	MYR	2,750,000	656,154
4.18% 7/15/24	MYR	6,000,000	1,450,927
4.25% 5/31/35	MYR	5,250,000	1,261,332
			6,000,438
Mexico–3.63%
Mexican Bonos
6.50% 6/10/21	MXN	4,020,000	169,526
6.50% 6/9/22	MXN	78,690,000	3,323,539
7.25% 12/9/21	MXN	86,230,000	3,692,923
7.50% 6/3/27	MXN	52,500,000	2,249,295
7.75% 11/23/34	MXN	122,900,000	5,282,641
8.00% 6/11/20	MXN	5,810,000	245,361
8.00% 12/7/23	MXN	55,690,000	2,461,628
8.00% 11/7/47	MXN	200,000,000	8,418,337
Mexican Udibonos 2.50% 12/10/20	MXN	4,867,881	202,381
Mexico Government International Bond 4.15% 3/28/27		300,000	306,600
			26,352,231
Netherlands–2.72%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	13,716,239
0.50% 1/15/40	EUR	3,500,000	4,183,319
2.75% 1/15/47	EUR	1,000,000	1,853,930
			19,753,488

LVIP Global Income Fund–11

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand–3.28%
New Zealand Government Bonds
2.75% 4/15/37	NZD	11,400,000	$ 7,861,443
4.50% 4/15/27	NZD	10,700,000	7,950,408
5.50% 4/15/23	NZD	5,000,000	3,432,964
6.00% 5/15/21	NZD	7,250,000	4,603,073
			23,847,888
Norway–0.62%
Norway Government Bond
1.50% 2/19/26	NOK	20,370,000	2,056,858
3.00% 3/14/24	NOK	7,143,000	755,025
3.75% 5/25/21	NOK	16,751,000	1,674,503
			4,486,386
Republic of Korea–1.44%
Korea Treasury Bond
1.38% 12/10/29	KRW	750,700,000	605,964
1.75% 12/10/20	KRW	4,405,000,000	3,639,280
2.00% 9/10/20	KRW	5,725,000,000	4,725,926
3.38% 9/10/23	KRW	1,004,000,000	884,398
3.50% 3/10/24	KRW	702,000,000	625,159
			10,480,727
Singapore–3.17%
Singapore Government Bond 3.25% 9/1/20	SGD	6,000,000	4,265,382
Singapore Government Bonds
2.00% 7/1/20	SGD	3,250,000	2,293,669
2.38% 6/1/25	SGD	5,200,000	3,899,954
2.88% 9/1/30	SGD	15,600,000	12,577,901
			23,036,906
South Africa–0.02%
Republic of South Africa Government Bond 7.00% 2/28/31	ZAR	4,000,000	164,468
			164,468
Sweden–0.67%
Sweden Government Bond 5.00% 12/1/20	SEK	46,600,000	4,877,315
			4,877,315
Switzerland–0.68%
Swiss Confederation Government Bond 2.00% 4/28/21	CHF	4,650,000	4,967,408
			4,967,408
Tunisia–0.04%
Banque Centrale de Tunisie International Bond 5.63% 2/17/24	EUR	300,000	272,242
			272,242
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	$ 181,000
			181,000
United Kingdom–1.53%
United Kingdom Gilt
4.25% 12/7/27	GBP	5,000,000	8,119,237
4.50% 9/7/34	GBP	1,550,000	2,965,355
			11,084,592
Uruguay–0.03%
Uruguay Government International Bond 3.70% 6/26/37	UYU	8,246,118	188,887
			188,887
Total Sovereign Bonds (Cost $371,550,314)			371,384,345
SUPRANATIONAL BANKS–3.02%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,960,163
Banque Ouest Africaine de Developpement 5.00% 7/27/27		200,000	187,424
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,804,527
Total Supranational Banks (Cost $20,060,684)			21,952,114
U.S. TREASURY OBLIGATIONS–26.07%
U.S. Treasury Bonds
2.50% 2/15/46		15,130,000	19,017,701
3.13% 8/15/44		9,000,000	12,406,992
3.63% 8/15/43		5,500,000	8,109,922
4.50% 5/15/38		9,300,000	14,731,781
5.38% 2/15/31		4,032,200	5,995,535
U.S. Treasury Inflation Protected Security
0.13% 1/15/23		2,905,448	2,869,907
0.13% 7/15/26		1,506,512	1,520,900
0.38% 7/15/23		332,514	334,522
0.63% 4/15/23		3,946,072	3,976,203
0.63% 1/15/26		1,519,770	1,570,379
U.S. Treasury Notes
1.13% 4/30/20		16,783,200	16,797,167
1.13% 9/30/21		154,000	156,117
1.50% 9/30/21		570,000	580,955
1.50% 10/31/24		210,000	220,869
1.50% 11/30/24		950,000	1,000,506
1.63% 8/15/22		19,309,000	19,936,542
1.63% 2/15/26		7,500,000	7,990,430
1.75% 12/31/24		1,025,000	1,091,505
2.00% 2/15/25		930,000	1,002,329
2.00% 8/15/25		19,500,000	21,104,180

LVIP Global Income Fund–12

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.13% 12/31/21	375,000	$ 387,378
2.50% 5/15/24	24,000,000	26,115,000
2.75% 2/28/25	15,900,000	17,728,500
2.75% 2/15/28	2,875,500	3,353,664
2.88% 5/31/25	250,000	281,377
United States Treasury Note 2.13% 5/15/25	1,100,000	1,194,789
Total U.S. Treasury Obligations (Cost $164,919,829)		189,475,150

	Number of Shares
COMMON STOCK–0.02%
=†Appvion	5,591	79,909
†Battalion Oil	10	47
=Holdco Class A	1,232,692	689
=†Remington Outdoor	17,991	11,244
Total Common Stock (Cost $310,617)		91,889
WARRANTS–0.00%
=Battalion Oil exp exercise price USD 0	61	185
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
=Battalion Oil exp exercise price USD 0	48	$ 146
=Battalion Oil exp exercise price USD 0	78	235
Total Warrants (Cost $0)		566
EXCHANGE-TRADED FUND–0.02%
Invesco Senior Loan ETF	6,000	122,760
Total Exchange-Traded Fund (Cost $136,270)		122,760
MONEY MARKET FUND–3.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	26,496,125	26,496,125
Total Money Market Fund (Cost $26,496,125)		26,496,125

TOTAL INVESTMENTS–98.06% (Cost $692,342,892)	712,591,420
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.94%	14,117,086
NET ASSETS APPLICABLE TO 63,019,075 SHARES OUTSTANDING –100.00%	$726,708,506

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
‡ Security is in default
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
LVIP Global Income Fund–13

LVIP Global Income Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(2,968,807)	USD	3,322,036	5/29/20	$40,144	$—
BNP	AUD	(1,684,663)	USD	1,139,775	6/12/20	103,330	—
BNP	AUD	1,620,000	USD	(965,601)	6/12/20	31,062	—
BNP	EUR	(3,750,000)	USD	4,225,178	5/18/20	81,416	—
BNP	JPY	445,038,000	USD	(4,225,178)	5/18/20	—	(76,964)
BNP	JPY	123,796,618	USD	(1,139,775)	6/12/20	15,155	—
BNP	JPY	(106,989,660)	USD	965,601	6/12/20	—	(32,532)
BNP	JPY	154,127,220	USD	(1,472,096)	6/24/20	—	(33,529)
BNP	JPY	(124,000,000)	USD	1,177,356	6/24/20	19,985	—
BNP	JPY	345,640,000	USD	(3,192,661)	10/26/20	46,224	—
BOA	EUR	(926,798)	USD	1,029,830	4/8/20	7,415	—
BOA	EUR	926,798	USD	(1,016,522)	4/8/20	5,893	—
BOA	EUR	(185,314)	USD	207,700	5/21/20	2,904	—
BOA	EUR	(618,062)	USD	688,947	5/29/20	5,706	—
BOA	EUR	(927,387)	USD	1,062,984	6/10/20	37,384	—
CITI	AUD	(852,635)	USD	562,586	5/26/20	38,029	—
CITI	AUD	852,635	USD	(517,208)	5/26/20	7,349	—
CITI	AUD	(850,365)	USD	565,995	8/24/20	42,851	—
CITI	EUR	(146,969)	USD	165,682	5/4/20	3,366	—
CITI	EUR	(1,462,614)	USD	1,600,573	5/29/20	—	(16,285)
CITI	EUR	(1,630,646)	USD	1,843,609	10/19/20	33,071	—
CITI	JPY	63,057,485	USD	(562,586)	5/26/20	25,336	—
CITI	JPY	(56,342,830)	USD	517,208	5/26/20	—	(8,109)
CITI	JPY	182,990,000	USD	(1,680,040)	6/24/20	27,922	—
CITI	JPY	60,357,748	USD	(565,995)	8/24/20	—	(1,520)
CITI	KRW	(3,222,000,000)	USD	2,693,192	6/18/20	42,448	—
CITI	MXN	(2,099,000)	USD	104,515	4/8/20	16,184	—
CITI	MXN	(7,197,000)	USD	354,000	6/17/20	54,096	—
CITI	MXN	(2,153,000)	USD	104,480	10/8/20	16,174	—
CITI	MXN	(1,617,000)	USD	78,356	10/9/20	12,043	—
CITI	MXN	(5,392,000)	USD	260,758	10/13/20	39,751	—
CITI	MXN	(7,938,000)	USD	385,269	10/15/20	59,996	—
CITI	MXN	(7,268,000)	USD	356,001	10/16/20	58,223	—
DB	EUR	(912,431)	USD	1,014,805	4/8/20	8,240	—
DB	EUR	(281,945)	USD	316,596	4/30/20	5,256	—
DB	EUR	(282,055)	USD	315,507	5/26/20	3,742	—
DB	EUR	(946,717)	USD	1,066,874	6/18/20	19,592	—
DB	EUR	(912,431)	USD	1,028,282	9/9/20	16,400	—
DB	EUR	(432,907)	USD	487,081	9/15/20	6,905	—
DB	EUR	(1,488,376)	USD	1,678,917	10/15/20	26,568	—
DB	EUR	(2,196,300)	USD	2,500,312	10/26/20	61,143	—
DB	KRW	(7,965,000,000)	USD	6,832,218	5/29/20	286,505	—
GSI	CHF	495,307	USD	(499,151)	5/12/20	16,576	—
GSI	CHF	(495,307)	USD	524,065	5/12/20	8,338	—
GSI	CHF	990,614	USD	(1,005,885)	8/12/20	29,343	—
GSI	CHF	(990,614)	USD	1,049,346	8/12/20	14,119	—
GSI	CHF	495,307	USD	(499,151)	11/12/20	20,243	—
GSI	CHF	(495,307)	USD	524,990	11/12/20	5,596	—
GSI	EUR	(221,966)	USD	247,621	4/15/20	2,678	—
GSI	EUR	221,966	USD	(243,985)	4/15/20	958	—
GSI	EUR	(357,852)	USD	402,125	4/29/20	6,982	—
GSI	EUR	(989,278)	USD	1,110,831	4/30/20	18,411	—
GSI	EUR	651,458	USD	(729,666)	4/30/20	—	(10,287)
LVIP Global Income Fund–14

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	EUR	(451,305)	USD	499,151	5/12/20	$569	$—
GSI	EUR	468,689	USD	(524,065)	5/12/20	—	(6,278)
GSI	EUR	(917,148)	USD	1,026,152	5/26/20	12,396	—
GSI	EUR	(916,163)	USD	1,005,885	8/12/20	—	(9,310)
GSI	EUR	938,466	USD	(1,049,346)	8/12/20	—	(9,439)
GSI	EUR	(1,152,139)	USD	1,289,151	10/5/20	10,512	—
GSI	EUR	(452,005)	USD	499,151	11/12/20	—	(3,125)
GSI	EUR	469,516	USD	(524,990)	11/12/20	—	(3,255)
HSBC	AUD	(3,445,000)	USD	2,338,070	6/12/20	218,623	—
HSBC	AUD	(1,150,000)	USD	720,695	6/16/20	13,186	—
HSBC	AUD	(2,265,000)	USD	1,498,711	9/14/20	105,311	—
HSBC	EUR	(520,000)	USD	584,904	4/30/20	10,689	—
HSBC	EUR	(1,020,392)	USD	1,131,747	5/22/20	4,041	—
HSBC	EUR	(510,210)	USD	547,830	6/25/20	—	(16,721)
HSBC	EUR	(510,196)	USD	567,661	8/24/20	2,119	—
HSBC	EUR	(510,196)	USD	555,992	8/25/20	—	(9,566)
HSBC	EUR	(1,879,250)	USD	2,111,788	10/13/20	25,643	—
HSBC	EUR	(461,000)	USD	521,518	10/16/20	9,712	—
HSBC	INR	(354,000,000)	USD	4,903,387	5/4/20	262,689	—
HSBC	INR	48,940,000	USD	(634,925)	5/4/20	6,645	—
HSBC	JPY	60,243,121	USD	(567,234)	5/22/20	—	(5,629)
HSBC	JPY	61,280,702	USD	(564,513)	5/22/20	6,765	—
HSBC	JPY	253,808,280	USD	(2,338,070)	6/12/20	29,770	—
HSBC	JPY	75,467,600	USD	(720,695)	6/16/20	—	(16,529)
HSBC	JPY	60,998,109	USD	(547,830)	6/25/20	21,527	—
HSBC	JPY	60,288,471	USD	(567,661)	8/24/20	—	(3,834)
HSBC	JPY	61,854,163	USD	(555,993)	8/25/20	22,496	—
HSBC	JPY	153,460,545	USD	(1,498,711)	9/14/20	—	(62,564)
HSBC	JPY	300,000,000	USD	(2,760,906)	9/30/20	47,869	—
HSBC	KRW	(880,000,000)	USD	734,466	4/20/20	11,762	—
HSBC	KRW	(627,176,000)	USD	540,133	4/29/20	25,101	—
HSBC	MXN	(65,020,000)	USD	3,192,272	4/6/20	455,103	—
HSBC	MXN	(48,480,000)	USD	2,323,254	10/7/20	334,550	—
JPMC	AUD	(2,430,992)	USD	1,637,697	5/21/20	142,109	—
JPMC	AUD	2,430,993	USD	(1,448,993)	5/21/20	46,595	—
JPMC	AUD	(5,270,000)	USD	3,592,015	6/12/20	349,784	—
JPMC	AUD	(409,000)	USD	281,977	7/2/20	30,348	—
JPMC	AUD	(2,970,000)	USD	2,034,028	7/14/20	206,819	—
JPMC	AUD	(120,000)	USD	82,417	7/21/20	8,591	—
JPMC	AUD	(1,823,244)	USD	1,211,696	8/21/20	90,033	—
JPMC	AUD	(2,680,000)	USD	1,776,949	9/14/20	128,246	—
JPMC	AUD	(607,748)	USD	400,335	11/24/20	26,546	—
JPMC	CAD	(1,734,097)	USD	1,319,317	7/23/20	85,927	—
JPMC	CAD	1,511,262	USD	(1,091,322)	9/15/20	—	(16,227)
JPMC	CAD	(508,000)	USD	366,840	9/15/20	5,455	—
JPMC	CNH	(1,955,000)	USD	277,675	8/21/20	2,689	—
JPMC	CNH	1,955,000	USD	(280,114)	8/21/20	—	(5,128)
JPMC	DKK	(3,013,048)	USD	449,937	7/23/20	2,982	—
JPMC	EUR	(14,694)	USD	16,444	5/22/20	204	—
JPMC	EUR	(36,757)	USD	41,192	6/4/20	551	—
JPMC	EUR	(36,757)	USD	42,716	6/15/20	2,059	—
JPMC	EUR	(1,559,671)	USD	1,738,324	7/23/20	11,067	—
JPMC	EUR	(1,421,162)	USD	1,629,226	8/5/20	54,766	—
JPMC	EUR	(1,937,394)	USD	2,179,375	9/15/20	30,437	—
JPMC	JPY	86,688,584	USD	(812,909)	5/21/20	—	(4,799)
JPMC	JPY	89,613,239	USD	(824,788)	5/21/20	10,586	—
JPMC	JPY	(160,396,399)	USD	1,448,993	5/21/20	—	(46,221)
JPMC	JPY	389,401,391	USD	(3,592,015)	6/12/20	40,808	—
JPMC	JPY	60,989,760	USD	(576,725)	6/22/20	—	(7,513)
JPMC	JPY	(60,989,760)	USD	583,214	6/22/20	14,002	—
LVIP Global Income Fund–15

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	97,010,000	USD	(895,162)	6/22/20	$10,224	$—
JPMC	JPY	221,780,295	USD	(2,034,029)	7/14/20	37,396	—
JPMC	JPY	83,800,000	USD	(774,341)	7/22/20	8,548	—
JPMC	JPY	59,000,000	USD	(553,367)	8/13/20	—	(1,782)
JPMC	JPY	86,385,195	USD	(810,064)	8/21/20	—	(2,252)
JPMC	JPY	44,681,525	USD	(401,632)	8/21/20	16,197	—
JPMC	JPY	293,550,694	USD	(2,844,580)	9/14/20	—	(97,412)
JPMC	JPY	44,537,237	USD	(400,335)	11/24/20	17,413	—
JPMC	KRW	(115,600,000)	USD	94,175	9/16/20	—	(1,276)
JPMC	MXN	1,745,000	USD	(88,750)	6/16/20	—	(16,024)
JPMC	NOK	8,670,000	USD	(947,443)	6/15/20	—	(113,262)
JPMC	NOK	8,617,200	USD	(947,439)	6/16/20	—	(118,337)
JPMC	NOK	8,827,500	USD	(979,451)	6/19/20	—	(130,112)
JPMC	NOK	3,050,000	USD	(337,243)	7/23/20	—	(43,763)
JPMC	NOK	(3,050,000)	USD	299,254	7/23/20	5,774	—
JPMC	NOK	2,890,000	USD	(286,144)	9/15/20	—	(8,016)
JPMC	NOK	(2,890,000)	USD	283,333	9/15/20	5,206	—
JPMC	NOK	7,735,300	USD	(857,351)	9/21/20	—	(112,908)
JPMC	TRY	365,000	USD	(57,877)	4/15/20	—	(2,925)
MSC	EUR	(115,750)	USD	129,084	5/27/20	1,137	—
SCB	EUR	(107,800)	USD	120,828	6/5/20	1,633	—
SCB	EUR	(2,145,000)	USD	2,345,997	8/24/20	—	(31,692)
SSB	AUD	(26,520,500)	USD	17,929,974	4/30/20	1,614,298	—
SSB	AUD	977,000	USD	(645,065)	4/30/20	—	(44,005)
SSB	AUD	17,803,500	USD	(10,840,822)	4/30/20	112,068	—
SSB	AUD	(783,500)	USD	456,499	4/30/20	—	(25,519)
SSB	CAD	(8,373,000)	USD	6,337,609	4/30/20	385,677	—
SSB	CAD	618,000	USD	(440,687)	4/30/20	—	(1,382)
SSB	CAD	195,000	USD	(134,887)	4/30/20	3,728	—
SSB	EUR	(18,851,000)	USD	20,921,993	4/30/20	105,599	—
SSB	EUR	10,624,500	USD	(12,188,426)	4/30/20	—	(456,222)
SSB	EUR	(4,518,000)	USD	4,888,720	4/30/20	—	(100,324)
SSB	GBP	13,905,000	USD	(18,140,769)	4/30/20	—	(857,268)
SSB	GBP	2,416,000	USD	(2,843,717)	4/30/20	159,300	—
SSB	GBP	(2,293,500)	USD	2,851,502	4/30/20	749	—
SSB	JPY	(5,856,632,500)	USD	53,919,954	4/30/20	—	(636,322)
SSB	JPY	317,995,000	USD	(3,000,900)	4/30/20	—	(38,682)
SSB	JPY	(400,981,500)	USD	3,935,435	4/30/20	200,173	—
SSB	JPY	374,843,500	USD	(3,463,176)	4/30/20	28,602	—
SSB	MXN	(110,039,000)	USD	5,736,743	4/30/20	1,119,368	—
SSB	MXN	13,977,000	USD	(645,178)	4/30/20	—	(58,686)
SSB	MXN	5,553,500	USD	(230,991)	4/30/20	2,041	—
SSB	MXN	(6,365,000)	USD	261,644	4/30/20	—	(5,440)
SSB	NOK	55,985,000	USD	(5,461,152)	4/30/20	—	(75,011)
SSB	NOK	61,923,500	USD	(5,424,462)	4/30/20	533,003	—
SSB	NZD	(41,602,000)	USD	27,155,953	4/30/20	2,338,279	—
SSB	NZD	1,218,500	USD	(759,212)	4/30/20	—	(32,316)
SSB	NZD	2,371,000	USD	(1,375,677)	4/30/20	38,744	—
SSB	NZD	(2,474,500)	USD	1,420,612	4/30/20	—	(55,550)
SSB	SEK	155,694,500	USD	(16,240,169)	4/30/20	—	(489,906)
SSB	SEK	(155,694,500)	USD	16,558,489	4/30/20	808,226	—
SSB	SGD	(27,087,500)	USD	19,935,052	4/30/20	867,405	—
SSB	SGD	876,000	USD	(621,829)	4/30/20	—	(5,189)
SSB	SGD	548,000	USD	(379,127)	4/30/20	6,626	—
SSB	SGD	(721,000)	USD	501,409	4/30/20	—	(6,123)
UBS	CHF	504,693	USD	(508,353)	5/8/20	17,051	—
UBS	CHF	(504,693)	USD	533,936	5/8/20	8,532	—
UBS	CHF	1,009,385	USD	(1,026,730)	8/10/20	28,035	—
UBS	CHF	(1,009,385)	USD	1,068,773	8/10/20	14,007	—
UBS	CHF	504,693	USD	(508,609)	11/9/20	20,564	—
LVIP Global Income Fund–16

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	CHF	(504,693)	USD	534,945	11/9/20	$5,772	$—
UBS	EUR	(136,016)	USD	151,331	4/9/20	1,276	—
UBS	EUR	136,016	USD	(152,346)	4/9/20	—	(2,291)
UBS	EUR	(984,000)	USD	1,108,697	4/24/20	22,399	—
UBS	EUR	984,000	USD	(1,103,133)	4/24/20	—	(16,834)
UBS	EUR	(459,702)	USD	508,353	5/8/20	571	—
UBS	EUR	477,517	USD	(533,936)	5/8/20	—	(6,475)
UBS	EUR	(931,819)	USD	1,026,730	8/10/20	—	(5,752)
UBS	EUR	955,840	USD	(1,068,773)	8/10/20	—	(9,675)
UBS	EUR	(460,419)	USD	508,609	11/9/20	—	(2,965)
UBS	EUR	478,419	USD	(534,945)	11/9/20	—	(3,371)
Total Foreign Currency Exchange Contracts						$12,904,355	$(4,020,433)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
27	Australia 3 yr Bonds	$1,944,912	$1,934,507	6/15/20	$10,405	$—
10	Euro-BTP	1,559,610	1,620,800	6/8/20	—	(61,190)
(41)	U.S. Treasury 10 yr Notes	(5,686,187)	(5,537,326)	6/19/20	—	(148,861)
(4)	U.S. Treasury 10 yr Ultra Notes	(624,125)	(603,876)	6/19/20	—	(20,249)
88	U.S. Treasury 2 yr Notes	19,393,687	19,126,734	6/30/20	266,953	—
(52)	U.S. Treasury Notes	(6,518,687)	(6,422,675)	6/30/20	—	(96,012)
(2)	U.S. Treasury Long Bonds	(358,125)	(340,622)	6/19/20	—	(17,503)
(2)	U.S. Treasury Ultra Bonds	(443,750)	(412,435)	6/19/20	—	(31,315)
					277,358	(375,130)
Sovereign Bond:
22	Canadian Government Bond	2,300,206	2,195,182	6/19/20	105,023	—
Total Futures Contracts					$382,381	$(375,130)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.EM.32-Quarterly[3]	1,450,000	1.00%	12/20/24	$(161,509)	$(72,098)	$—	$(89,411)
CDX.EM.32-Quarterly[3]	1,250,000	1.00%	12/20/24	(142,392)	(79,952)	—	(62,440)
CDX.NA.HY.33-Quarterly[4]	891,000	5.00%	12/20/24	(41,577)	59,275	—	(100,852)
CDX.NA.HY.33-Quarterly[4]	301,000	5.00%	12/20/24	(8,873)	15,305	—	(24,178)
CDX.NA.HY.33-Quarterly[4]	495,000	5.00%	12/20/24	(29,354)	(10,814)	—	(18,540)
CDX.NA.IG.31-Quarterly[5]	2,000,000	1.00%	12/20/21	7,270	18,794	—	(11,524)
					(69,490)	—	(306,945)

LVIP Global Income Fund–17

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Protection Purchased
JPMC Ally Financial Inc 7.50% 9/15/20 -Quarterly	400,000	5.00%	12/20/24	$(33,672)	$(70,726)	$37,054	$—
CITI Avon Products Inc 5.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	10,471	(8,657)	19,128	—
CITI Avon Products Inc 7.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	10,471	(8,647)	19,118	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	1,715	1,402	313	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/21	42,207	2,187	40,020	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/21	21,104	1,059	20,045	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/21	27,435	2,146	25,289	—
					(81,236)	160,967	—
Protection Sold
CITI Argentine Republic Government International Bond 7.50% 4/22/26 -Quarterly	30,000	5.00%	12/20/21	(21,847)	(13,714)	—	(8,133)
CITI Argentine Republic Government International Bond 7.50% 4/22/26 -Quarterly	30,000	5.00%	12/20/21	(21,847)	(13,543)	—	(8,304)
CITI Argentine Republic Government International Bond 7.50% 4/22/26 -Quarterly	70,000	5.00%	12/20/21	(50,976)	(30,551)	—	(20,425)
CITI Argentine Republic Government International Bond 7.50% 4/22/26 -Quarterly	50,000	5.00%	12/20/21	(36,412)	(23,181)	—	(13,230)
CITI Argentine Republic Government International Bond 7.50% 4/22/26 -Quarterly	85,000	5.00%	12/20/21	(61,899)	(40,239)	—	(21,660)
CITI Bespoke EQ Tranche 0-3% -Quarterly	39,946	1.00%	6/20/20	(10,310)	(1,407)	—	(8,903)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	3/20/22	(32,672)	—	—	(32,672)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	4.10%	12/20/21	(27,120)	—	—	(27,120)
CITI Bespoke Phoenix 5-7% -Quarterly	100,000	2.90%	12/20/21	(21,568)	—	—	(21,568)
CITI Bespoke Singapore 0.30% 6/20/20 -Quarterly	70,000	1.00%	6/20/20	(18,130)	(2,154)	—	(15,976)
LVIP Global Income Fund–18

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:(continued)
Protection Sold(continued)
CITI Chesapeake Energy Corp 8.00% 01/15/2025/Caa3	10,000	5.00%	6/20/20	$4,474	$1,476	$2,998	$—
JPMC Chesapeake Energy Corp 8.00% 01/15/2025/Caa3	33,767	5.00%	6/20/20	15,106	5,561	9,545	—
CITI Citibank 2.30% 6/20/21 -Quarterly	155,000	2.30%	6/20/21	(19,222)	—	—	(19,222)
JPMC Goldman Sachs Group 2.91% 6/5/23 -Quarterly	400,000	1.00%	12/20/24	(3,664)	6,518	—	(10,182)
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	(2,220)	(6,144)	3,924	—
JPMC Morgan Stanley 3.75% 2/25/23 -Quarterly	400,000	1.00%	12/20/24	(4,192)	7,154	—	(11,346)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/23	(67,706)	(10,517)	—	(57,189)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/23	(33,853)	(5,142)	—	(28,711)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/23	(44,009)	(8,304)	—	(35,705)
CITI Republic of Indonesia 3.70% 1/8/22 -Quarterly	300,000	1.00%	12/20/24	(12,250)	1,857	—	(14,108)
CITI Russian Foreign Bond 7.50% 3/31/30 -Quarterly	140,000	1.00%	12/20/24	(5,163)	1,313	—	(6,476)
					(131,017)	16,467	(360,930)
Total CDS Contracts					$(281,743)	$177,434	$(667,875)
LVIP Global Income Fund–19

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[2]	Notional Amount Received[2]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	280,000	0.73%	(2.97%)	7/10/21	$ 5,243	$ (250)	$ 5,493	$—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 500,000	555,000	0.72%	(2.89%)	8/30/21	5,133	—	5,133	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	0.64%	(0.84%)	9/17/21	4,406	4	4,402	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	275,000	1.31%	(1.83%)	10/15/21	(418)	—	—	(418)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.74%	(3.02%)	10/30/21	3,237	—	3,237	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 700,000	773,500	0.64%	(2.93%)	11/22/21	3,990	(3)	3,993	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.65%	(2.75%)	11/29/21	2,185	—	2,185	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	0.73%	(2.10%)	12/12/21	4,366	—	4,366	—
Total Currency Swap							$ (249)	$ 28,809	$ (418)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[1]
Centrally Cleared:
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,900,000	1.89%	1/15/27	$(238,065)	$(238,065)
LVIP Global Income Fund–20

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
BCLY- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.[6]	2,275	1.05%	6/20/20	$(47,485)	$—	$(47,485)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iBoxx USD Liquid Leveraged Loans Total Return Index comprises approximately 100 of the most liquid, tradable leveraged loans. In addition, we offer three sub-indexes based on realized gains, unrealized gains and interest and fees. Indices are rebalanced monthly, using a transparent roll mechanism.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDX.EM–Credit Default Swap Index Emerging Markets
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Derivatives Index - North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GO–Government Obligation
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LVIP Global Income Fund–21

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
TBA–To be announced
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP Global Income Fund–22

LVIP Global Income Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, currency swaps and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–23

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,120,808	$—	$12,120,808
Agency Mortgage-Backed Securities	—	5,447,404	—	5,447,404
Corporate Bonds	—	47,297,382	—	47,297,382
Municipal Bonds	—	4,313,801	—	4,313,801
Non-Agency Asset-Backed Securities	—	22,866,980	—	22,866,980
Non-Agency Collateralized Mortgage Obligations	—	4,019,622	—	4,019,622
Non-Agency Commercial Mortgage-Backed Securities	—	2,488,823	—	2,488,823
Loan Agreements	—	4,513,651	—	4,513,651
Sovereign Bonds	—	371,384,345	—	371,384,345
Supranational Banks	—	21,952,114	—	21,952,114
U.S. Treasury Obligations	—	189,475,150	—	189,475,150
Common Stock	47	—	91,842	91,889
Warrants	—	—	566	566
Exchange-Traded Fund	122,760	—	—	122,760
Money Market Fund	26,496,125	—	—	26,496,125
Total Investments	$26,618,932	$685,880,080	$92,408	$712,591,420
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$12,904,355	$—	$12,904,355
Futures Contracts	$382,381	$—	$—	$382,381
Swap Contracts	$—	$206,243	$—	$206,243
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,020,433)	$—	$(4,020,433)
Futures Contracts	$(375,130)	$—	$—	$(375,130)
Swap Contracts	$—	$(953,843)	$—	$(953,843)
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Income Fund–24